Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Note 6: - DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company entered into several call option contracts during 2026 and 2025. The fair values of outstanding derivative instruments were as follows:

	June 30, 2026	December 31, 2025

Derivative assets	$237	$-
Derivative liabilities	$145	$50

During the six months ended June 30, 2026 and 2025, the Company, recognized finance income / loss of $142 and ($246), respectively, from these derivative positions.